November 30, 2002

Oppenheimer Select Managers
QM Active
Balanced Fund

Annual Report
   -----
 Management
Commentaries


Performance Update

Investment Strategy Discussion

Financial Statements

[LOGO GRAPHIC]



                                                                        [LOGO]
                                                           OppenheimerFunds[R]
                                                       The Right Way to Invest

OPPENHEIMER SELECT MANAGERS
QM ACTIVE BALANCED FUND

--------------------------------------------------------------------------------
Objective
Oppenheimer Select Managers QM Active Balanced Fund seeks income and long-term growth of capital.

--------------------------------------------------------------------------------
Narrative by Michael Lenarcic and John Van Belle, Portfolio Managers

For the one-year period ended November 30, 2002, Oppenheimer Select Managers QM Active Balanced Fund performed well versus its blended benchmark of stocks, bonds and money market securities.
   As the reporting period began, the Federal Reserve Board continued to reduce interest rates aggressively, driving the federal funds rate to 1.75% (now 1.25%, as of 12/31/02), its lowest level in 40 years. Stocks responded positively to these moves, rallying off the lows established after the attacks as investors increasingly looked forward to the end of the recession. When the economic recovery arrived in early 2002, however, it proved to be weaker than most investors expected. Although consumer spending remained strong, corporations continued to cancel or postpone capital spending plans. As a result, stocks fell sharply during the second and third quarters of 2002, though they have recently rebounded in October 2002.
   Our goal in managing the equity portion of the Fund is to outperform the S&P 500 Index while avoiding the risks inherent in deviating too far from this benchmark's makeup. To that end, we take many slightly overweight or underweight positions in specific stocks relative to the Index, emphasizing those that our models identify as inexpensive based on growth potential. We also attempt to maintain a risk profile similar to that of the S&P 500 Index by matching it as closely as possible when it comes to industry, sector, size and style characteristics.
   On the fixed income side, our strategy is to invest in high quality investment grade securities, which translates to predominately U.S. Treasuries. This strategy proved particularly effective in a period where many well-publicized corporate troubles made corporate bonds' selection very challenging. As of November 30, 2002, bonds comprised about 23% of the Fund's total investments. The flight to quality, that was the norm for most of the period, continued through the third quarter of 2002 with governments outperforming corporates. Our high quality bond holdings, the majority of which were treasury securities, performed well versus the Lehman Aggregate Bond Index throughout the period.
   Another important aspect of the Fund is its active asset allocation strategy, selecting what we believe to be the most advantageous mix of equities, fixed income and other investments given both the current and potential future economic conditions. During the second half of the period, the Fund's asset allocation model turned extremely bullish on stocks around the first of August. Since then, we have positioned the portfolio close to 75% in stocks; as of November 30, 2002 we stand at 67%. Our thorough analysis gives us confidence that investor confidence will soon be restored, fundamental equity values will be realized and our overweight on stocks will be vindicated. Though our position in equities initially hurt the Fund as stock prices continued to fall in August and September, the overweight proved beneficial at the end of the period as the stock market rebounded with back-to-back positive months in October and November.
   Though we currently favor equities, the hallmark of this Fund continues to be diversification combined with seeking out those investments that we believe will provide our shareholders with the highest level of income and greatest capital growth over the long term. It's this careful balance of risk and reward and our ability to quickly shift that balance in anticipation of changing economic conditions that makes Oppenheimer Select Managers QM Active Balanced Fund an important part of The Right Way to Invest.



Shares of OppenheimerFunds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve risks, including the possible loss of principal amount invested.

FUND PERFORMANCE

How Has the Fund Performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended November 30, 2002, followed by a graphical comparison of the Fund's performance to appropriate broad-based market indices.
Management's Discussion of Performance. For the fiscal year ended November 30, 2002, Oppenheimer Select Managers QM Active Balanced Fund produced negative absolute results. A difficult market environment was marked by concerns of a possible war with Iraq, continued worries about terrorism and well-publicized corporate accounting scandals. These specific factors and others led to one of the more difficult investing environments in years, though the markets did rally the last two months of the Fund's fiscal year. In response, the Fund increased its allocations to equities, which currently stand at 67%, believing that fundamental equity values had yet to be realized. The fixed-income portion of the Fund, which was approximately 23% of the Fund's assets at the end of the period, was comprised mainly of high quality treasury securities. Treasuries benefited throughout the period from a flight to quality among investors. The Fund's holdings, strategy and management are subject to change.
Comparing the Fund's performance to the market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until November 30, 2002. In the case of Class A, Class B, Class C and Class Y shares, performance is measured since the inception of the Fund on February 16, 2001. In the case of Class N shares, performance is measured from inception of the class on March 1, 2001. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
   The Fund's performance is compared to the performance of the S&P 500, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market and the Lehman Brothers Government/Credit Bond Index, which is generally representative of intermediate and long-term government and investment grade corporate debt securities.
   Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


             1 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

FUND PERFORMANCE

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]


                    Oppenheimer Select                       Lehman Brothers
                    Managers QM Active                      Government/Credit
                  Balanced Fund (Class A)     S&P 500          Bond Index

          2/16/01          9,425               10,000            10,000
          2/28/01          9,180               10,000            10,000
          5/31/01          9,321               10,162            10,107
          8/31/01          8,869                9,203            10,459
         11/30/01          8,897                9,283            10,679
          2/28/02          8,837                9,049            10,760
          5/31/02          8,875                8,756            10,879
          8/31/02          8,085                7,548            11,268
         11/30/02          8,142                7,750            11,415

Average Annual Total Returns of Class A Shares of the Fund at 11/30/02* 1-Year -13.75% Since Inception -10.85%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]
                       Oppenheimer Select                      Lehman Brothers
                       Managers QM Active                     Government/Credit
                     Balanced Fund (Class B)     S&P 500         Bond Index
          2/16/01           10,000                10,000           10,000
          2/28/01            9,740                10,000           10,000
          5/31/01            9,860                10,162           10,107
          8/31/01            9,360                 9,203           10,459
         11/30/01            9,370                 9,283           10,679
          2/28/02            9,283                 9,049           10,760
          5/31/02            9,294                 8,756           10,879
          8/31/02            8,446                 7,548           11,268
         11/30/02            8,179                 7,750           11,415

Average Annual Total Returns of Class B Shares of the Fund at 11/30/02* 1-Year -13.61% Since Inception -10.63%

The performance information for both indices in the graphs begins on 2/28/01 for Class A, Class B, Class C, Class N and Class Y shares.

Past performance cannot guarantee future results. Graphs are not drawn to same scale. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

            2 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]
                       Oppenheimer Select                     Lehman Brothers
                       Managers QM Active                    Government/Credit
                     Balanced Fund (Class C)     S&P 500         Bond Index

          2/16/01           10,000                10,000           10,000
          2/28/01            9,740                10,000           10,000
          5/31/01            9,870                10,162           10,107
          8/31/01            9,370                 9,203           10,459
         11/30/01            9,380                 9,283           10,679
          2/28/02            9,292                 9,049           10,760
          5/31/02            9,302                 8,756           10,879
          8/31/02            8,454                 7,548           11,268
         11/30/02            8,524                 7,750           11,415

Average Annual Total Returns of Class C Shares of the Fund at 11/30/02* 1-Year -10.02% Since Inception -8.54%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]
                       Oppenheimer Select                      Lehman Brothers
                       Managers QM Active                     Government/Credit
                     Balanced Fund (Class N)      S&P 500        Bond Index

           3/1/01            10,000                10,000          10,000
          5/31/01            10,133                10,162          10,107
          8/31/01             9,631                 9,203          10,459
         11/30/01             9,651                 9,283          10,679
          2/28/02             9,577                 9,049          10,760
          5/31/02             9,597                 8,756          10,879
          8/31/02             8,738                 7,548          11,268
         11/30/02             8,821                 7,750          11,415

Average Annual Total Returns of Class N Shares of the Fund at 11/30/02* 1-Year -9.51% Since Inception -6.93%

            3 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

FUND PERFORMANCE
Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]
                       Oppenheimer Select                    Lehman Brothers
                       Managers QM Active                   Government/Credit
                     Balanced Fund (Class Y)    S&P 500         Bond Index

          2/16/01           10,000               10,000           10,000
          2/28/01            9,740               10,000           10,000
          5/31/01            9,900               10,162           10,107
          8/31/01            9,430                9,203           10,459
         11/30/01            9,460                9,283           10,679
          2/28/02            9,386                9,049           10,760
          5/31/02            9,427                8,756           10,879
          8/31/02            8,586                7,548           11,268
         11/30/02            8,678                7,750           11,415

Average Annual Total Returns of Class Y Shares of the Fund at 11/30/02* 1-Year -8.27% Since Inception -7.62%

The performance information for both indices in the graphs begins on 2/28/01 for Class A, Class B, Class C, Class N and Class Y shares.

Past performance cannot guarantee future results. Graphs are not drawn to same scale. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

            4 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

                                                           Financial Statements
                                                                     Pages 6-22




            5 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

STATEMENT OF INVESTMENTS  November 30, 2002
--------------------------------------------------------------------------------

                                                                   Market Value
                                                            Shares   See Note 1
--------------------------------------------------------------------------------
Common Stocks--67.2%
--------------------------------------------------------------------------------
Consumer Discretionary--9.7%
--------------------------------------------------------------------------------
Auto Components--0.4%
American Axle & Manufacturing  Holdings, Inc. 1                400      $ 9,592
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                       300        4,770
--------------------------------------------------------------------------------
Lear Corp. 1                                                   200        7,338
--------------------------------------------------------------------------------
Stoneridge, Inc. 1                                             100          983
                                                                        --------
                                                                         22,683

--------------------------------------------------------------------------------
Automobiles--0.5%
General Motors Corp.                                           600       23,820
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                                          100        4,854
                                                                        --------
                                                                         28,674

--------------------------------------------------------------------------------
Distributors--0.0%
Handleman Co. 1                                                200        2,250
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--1.0%
Harrah's Entertainment, Inc. 1                                 500       20,000
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                        200        4,024
--------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                            300       10,725
--------------------------------------------------------------------------------
McDonald's Corp.                                               800       14,800
--------------------------------------------------------------------------------
Papa John's International, Inc. 1                              100        2,714
--------------------------------------------------------------------------------
Park Place Entertainment Corp. 1                               800        6,624
--------------------------------------------------------------------------------
Ryan's Family Steak Houses, Inc. 1                             400        4,348
--------------------------------------------------------------------------------
Yum! Brands, Inc. 1                                            100        2,391
                                                                        --------
                                                                         65,626

--------------------------------------------------------------------------------
Household Durables--0.4%
Lancaster Colony Corp.                                         100        3,619
--------------------------------------------------------------------------------
Lennar Corp.                                                   100        5,302
--------------------------------------------------------------------------------
Maytag Corp.                                                   500       15,455
                                                                        --------
                                                                         24,376

--------------------------------------------------------------------------------
Internet & Catalog Retail--0.5%
Amazon.com, Inc. 1                                             600       14,010
--------------------------------------------------------------------------------
USA Interactive, Inc. 1                                        600       16,680
                                                                        --------
                                                                         30,690

--------------------------------------------------------------------------------
Leisure Equipment & Products--0.3%
Eastman Kodak Co.                                              200        7,384
--------------------------------------------------------------------------------
SCP Pool Corp. 1                                               300        9,453
                                                                        --------
                                                                         16,837


--------------------------------------------------------------------------------
Media--2.5%
AOL Time Warner, Inc. 1                                      1,200       19,644
--------------------------------------------------------------------------------
Clear Channel Communications, Inc. 1                           400       17,384
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                         226        5,297
--------------------------------------------------------------------------------
Comcast Corp., Cl. A Special, Non-Vtg. 1                       200        4,560

                                                                   Market Value
                                                            Shares   See Note 1
--------------------------------------------------------------------------------
Media Continued
Disney (Walt) Co.                                              700     $ 13,874
--------------------------------------------------------------------------------
E.W. Scripps Co. (The), Cl. A                                  100        7,928
--------------------------------------------------------------------------------
Gannett Co., Inc.                                              300       21,375
--------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                                   700        7,392
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                   100        5,929
--------------------------------------------------------------------------------
Pulitzer, Inc.                                                 100        4,396
--------------------------------------------------------------------------------
Tribune Co.                                                    200        9,160
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                          800       37,608
                                                                       ---------
                                                                        154,547

--------------------------------------------------------------------------------
Multiline Retail--1.4%
Federated Department Stores, Inc. 1                            700       22,876
--------------------------------------------------------------------------------
May Department Stores Co.                                      200        4,892
--------------------------------------------------------------------------------
Sears Roebuck & Co.                                            500       13,850
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                          800       43,328
                                                                       ---------
                                                                         84,946

--------------------------------------------------------------------------------
Specialty Retail--2.2%
Abercrombie & Fitch Co., Cl. A 1                               500       12,435
--------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                       200        4,750
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                           1,200       14,808
--------------------------------------------------------------------------------
AutoZone, Inc. 1                                               100        8,170
--------------------------------------------------------------------------------
Home Depot, Inc.                                             1,100       29,062
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                              800       33,200
--------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                                     100        5,669
--------------------------------------------------------------------------------
PetsMart, Inc. 1                                               700       12,915
--------------------------------------------------------------------------------
Sherwin-Williams Co.                                           300        8,649
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                           200        3,914
--------------------------------------------------------------------------------
Too, Inc. 1                                                    100        2,935
--------------------------------------------------------------------------------
United Auto Group, Inc. 1                                      100        1,351
                                                                       ---------
                                                                        137,858

--------------------------------------------------------------------------------
Textiles & Apparel--0.5%
Jones Apparel Group, Inc. 1                                    400       14,720
--------------------------------------------------------------------------------
Nike, Inc., Cl. B                                              100        4,478
--------------------------------------------------------------------------------
Phillips-Van Heusen Corp.                                      500        6,575
--------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                        200        7,304
                                                                       ---------
                                                                         33,077

--------------------------------------------------------------------------------
Consumer Staples--5.9%
--------------------------------------------------------------------------------
Beverages--1.6%
Anheuser-Busch Cos., Inc.                                      800       39,296
--------------------------------------------------------------------------------
Coca-Cola Co. (The)                                            500       22,820
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                               300        8,616
--------------------------------------------------------------------------------
PepsiAmericas, Inc.                                            200        3,046
--------------------------------------------------------------------------------
PepsiCo, Inc.                                                  600       25,488
                                                                       ---------
                                                                         99,266



            6 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

                                                                    Market Value
                                                            Shares    See Note 1
--------------------------------------------------------------------------------
Food & Drug Retailing--0.8%
Albertson's, Inc.                                              400     $  9,336
--------------------------------------------------------------------------------
Kroger Co. (The) 1                                           1,100       17,303
--------------------------------------------------------------------------------
Safeway, Inc. 1                                                600       14,268
--------------------------------------------------------------------------------
Winn-Dixie Stores, Inc.                                        400        5,968
                                                                       ---------
                                                                         46,875

--------------------------------------------------------------------------------
Food Products--0.9%
ConAgra Foods, Inc.                                            100        2,437
--------------------------------------------------------------------------------
International Multifoods Corp. 1                               300        5,994
--------------------------------------------------------------------------------
Interstate Bakeries Corp.                                      200        4,610
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                                       200        7,512
--------------------------------------------------------------------------------
Sara Lee Corp.                                                 500       11,665
--------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                       700        8,260
--------------------------------------------------------------------------------
Unilever NV, NY Shares                                         300       17,445
                                                                       ---------
                                                                         57,923

--------------------------------------------------------------------------------
Household Products--1.7%
Clorox Co. (The)                                               600       26,304
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                                          100        5,139
--------------------------------------------------------------------------------
Dial Corp. (The)                                               400        8,328
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                           500       25,160
--------------------------------------------------------------------------------
Procter & Gamble Corp. (The)                                   500       42,000
                                                                       ---------
                                                                        106,931

--------------------------------------------------------------------------------
Personal Products--0.4%
Avon Products, Inc.                                            100        5,135
--------------------------------------------------------------------------------
Gillette Co.                                                   600       18,192
                                                                       ---------
                                                                         23,327

--------------------------------------------------------------------------------
Tobacco--0.5%
Philip Morris Cos., Inc.                                       800       30,176
--------------------------------------------------------------------------------
Energy--3.3%
--------------------------------------------------------------------------------
Oil & Gas--3.3%
Anadarko Petroleum Corp.                                       500       23,600
--------------------------------------------------------------------------------
Ashland, Inc.                                                  100        2,917
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                            431       28,890
--------------------------------------------------------------------------------
ConocoPhillips                                                 400       19,124
--------------------------------------------------------------------------------
Devon Energy Corp.                                             100        4,579
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                            2,800       97,440
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                                     700       19,495
--------------------------------------------------------------------------------
Patina Oil & Gas Corp.                                         375       11,280
                                                                       ---------
                                                                        207,325

--------------------------------------------------------------------------------
Financials--14.2%
--------------------------------------------------------------------------------
Banks--6.2%
AmSouth Bancorp                                                300        5,721
--------------------------------------------------------------------------------
Associated Banc-Corp                                           110        3,688


                                                                    Market Value
                                                           Shares     See Note 1
--------------------------------------------------------------------------------
 Banks Continued
 Astoria Financial Corp.                                  500          $ 13,140
--------------------------------------------------------------------------------
 Bank of America Corp.                                    800            56,064
--------------------------------------------------------------------------------
 Bank One Corp.                                           300            11,847
--------------------------------------------------------------------------------
 Banknorth Group, Inc.                                    400             8,812
--------------------------------------------------------------------------------
 Charter One Financial, Inc.                              800            24,080
--------------------------------------------------------------------------------
 Comerica, Inc.                                           200             9,466
--------------------------------------------------------------------------------
 Commercial Federal Corp.                                 200             4,490
--------------------------------------------------------------------------------
 FleetBoston Financial Corp.                              700            18,991
--------------------------------------------------------------------------------
 Flushing Financial Corp.                                 200             3,446
--------------------------------------------------------------------------------
 Golden West Financial Corp.                              300            20,760
--------------------------------------------------------------------------------
 Greater Bay Bancorp                                      600            10,776
--------------------------------------------------------------------------------
 Greenpoint Financial Corp.                               200             8,540
--------------------------------------------------------------------------------
 Independence Community Bank Corp.                        100             2,571
--------------------------------------------------------------------------------
 KeyCorp                                                  300             7,827
--------------------------------------------------------------------------------
 National City Corp.                                      900            25,020
--------------------------------------------------------------------------------
 New York Community Bancorp, Inc.                         200             5,576
--------------------------------------------------------------------------------
 PNC Financial Services Group                             200             8,440
--------------------------------------------------------------------------------
 Popular, Inc.                                            200             6,726
--------------------------------------------------------------------------------
 Sky Financial Group, Inc.                                100             1,910
--------------------------------------------------------------------------------
 Staten Island Bancorp, Inc.                              200             3,932
--------------------------------------------------------------------------------
 TCF Financial Corp.                                      100             4,265
--------------------------------------------------------------------------------
 Trustmark Corp.                                          100             2,297
--------------------------------------------------------------------------------
 U.S. Bancorp                                             606            13,272
--------------------------------------------------------------------------------
 Union Planters Corp.                                     300             8,850
--------------------------------------------------------------------------------
 Wachovia Corp.                                           600            21,090
--------------------------------------------------------------------------------
 Washington Mutual, Inc.                                  850            30,583
--------------------------------------------------------------------------------
 Webster Financial Corp.                                  100             3,260
--------------------------------------------------------------------------------
 Wells Fargo Co.                                          400            18,484
--------------------------------------------------------------------------------
 WSFS Financial Corp.                                     600            19,794
                                                                       --------
                                                                        383,718

--------------------------------------------------------------------------------
 Diversified Financials--4.6%
 Capital One Financial Corp.                              600            20,280
--------------------------------------------------------------------------------
 Citigroup, Inc.                                        2,200            85,536
--------------------------------------------------------------------------------
 Countrywide Financial Corp.                              400            19,720
--------------------------------------------------------------------------------
 Doral Financial Corp.                                    100             2,695
--------------------------------------------------------------------------------
 DVI, Inc. 1                                              400             3,536
--------------------------------------------------------------------------------
 Fannie Mae                                               600            37,830
--------------------------------------------------------------------------------
 Freddie Mac                                              500            28,820
--------------------------------------------------------------------------------
 Household International, Inc.                          1,000            28,700
--------------------------------------------------------------------------------
 J.P. Morgan Chase & Co.                                1,700            42,789
--------------------------------------------------------------------------------
 Principal Financial Group, Inc. (The)                    400            11,600
--------------------------------------------------------------------------------
 Walter Industries, Inc.                                  500             5,225
                                                                       --------
                                                                        286,731


                   7 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                   Market Value
                                                           Shares    See Note 1
--------------------------------------------------------------------------------
Insurance--2.9%
American Financial Group, Inc.                               400       $  9,500
--------------------------------------------------------------------------------
American International Group, Inc.                           615         40,067
--------------------------------------------------------------------------------
AmerUs Group Co.                                             500         16,025
--------------------------------------------------------------------------------
Fidelity National Financial, Inc.                            450         14,558
--------------------------------------------------------------------------------
John Hancock Financial Services, Inc.                        600         18,342
--------------------------------------------------------------------------------
Loews Corp.                                                  200          8,096
--------------------------------------------------------------------------------
MBIA, Inc.                                                   100          4,548
--------------------------------------------------------------------------------
MetLife, Inc.                                                900         24,156
--------------------------------------------------------------------------------
MGIC Investment Corp.                                        100          4,667
--------------------------------------------------------------------------------
Stewart Information Services Corp. 1                         100          2,070
--------------------------------------------------------------------------------
Travelers Property Casualty  Corp., Cl. A 1                1,277         20,368
--------------------------------------------------------------------------------
Travelers Property Casualty Corp., Cl. B 1                   559          8,944
--------------------------------------------------------------------------------
UnumProvident Corp.                                          400          6,820
                                                                        --------
                                                                        178,161

--------------------------------------------------------------------------------
Real Estate--0.5%
Boykin Lodging Co.                                           300          2,730
--------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                     100          2,532
--------------------------------------------------------------------------------
Equity Inns, Inc.                                            100            576
--------------------------------------------------------------------------------
Equity Office Properties Trust                               200          5,142
--------------------------------------------------------------------------------
FBR Asset Investment Corp.                                   100          3,280
--------------------------------------------------------------------------------
Impac Mortgage Holdings, Inc.                                800          9,352
--------------------------------------------------------------------------------
LNR Property Corp.                                           100          3,640
--------------------------------------------------------------------------------
National Health Investors, Inc.                              200          3,388
                                                                        --------
                                                                         30,640

--------------------------------------------------------------------------------
Health Care--10.3%
--------------------------------------------------------------------------------
Biotechnology--1.6%
Amgen, Inc. 1                                                820         38,704
--------------------------------------------------------------------------------
Chiron Corp. 1                                               500         20,100
--------------------------------------------------------------------------------
Genentech, Inc. 1                                            800         26,400
--------------------------------------------------------------------------------
Wyeth                                                        300         11,529
                                                                        --------
                                                                         96,733

--------------------------------------------------------------------------------
Health Care Equipment & Supplies--1.6%
Bard (C.R.), Inc.                                            300         16,650
--------------------------------------------------------------------------------
Becton, Dickinson & Co.                                      600         17,802
--------------------------------------------------------------------------------
Guidant Corp. 1                                              400         11,972
--------------------------------------------------------------------------------
Hillenbrand Industries, Inc.                                 100          4,821
--------------------------------------------------------------------------------
Medtronic, Inc.                                              100          4,675
--------------------------------------------------------------------------------
Mentor Corp.                                                 200          8,650
--------------------------------------------------------------------------------
Possis Medical, Inc. 1                                       100          1,618
--------------------------------------------------------------------------------
St. Jude Medical, Inc. 1                                     200          6,964
--------------------------------------------------------------------------------
Steris Corp. 1                                               400          9,092
--------------------------------------------------------------------------------
Stryker Corp.                                                300         18,555
                                                                        --------
                                                                        100,799


                                                                   Market Value
                                                          Shares     See Note 1
 -------------------------------------------------------------------------------
 Health Care Providers & Services--1.6%
 AdvancePCS, Inc. 1                                         100        $  2,468
--------------------------------------------------------------------------------
 Anthem, Inc. 1                                             100           5,925
--------------------------------------------------------------------------------
 Cardinal Health, Inc.                                      300          18,462
--------------------------------------------------------------------------------
 Cigna Corp.                                                300          13,059
--------------------------------------------------------------------------------
 DaVita, Inc. 1                                             100           2,565
--------------------------------------------------------------------------------
 Express Scripts, Inc. 1                                    300          15,183
--------------------------------------------------------------------------------
 Five Star Quality Care, Inc. 1                              40              67
--------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc. 1                          100           2,675
--------------------------------------------------------------------------------
 Tenet Healthcare Corp. 1                                   200           3,690
--------------------------------------------------------------------------------
 UnitedHealth Group, Inc.                                   300          24,435
--------------------------------------------------------------------------------
 US Oncology, Inc. 1                                        700           6,041
--------------------------------------------------------------------------------
 WebMD Corp. 1                                              900           7,704
                                                                        --------
                                                                        102,274

--------------------------------------------------------------------------------
 Pharmaceuticals--5.5%
 Abbott Laboratories                                        500          21,890
--------------------------------------------------------------------------------
 Allergan, Inc.                                             400          23,516
--------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.                                   700          18,550
--------------------------------------------------------------------------------
 Forest Laboratories, Inc. 1                                100          10,733
--------------------------------------------------------------------------------
 Johnson & Johnson                                        1,496          85,302
--------------------------------------------------------------------------------
 Merck & Co., Inc.                                        1,000          59,410
--------------------------------------------------------------------------------
 Mylan Laboratories, Inc.                                   500          16,865
--------------------------------------------------------------------------------
 Pfizer, Inc.                                             3,100          97,774
--------------------------------------------------------------------------------
 Pharmacia Corp.                                            100           4,230
                                                                        --------
                                                                        338,270
--------------------------------------------------------------------------------
 Industrials--6.9%
--------------------------------------------------------------------------------
 Aerospace & Defense--1.0%
 Boeing Co.                                                 500          17,000
--------------------------------------------------------------------------------
 Goodrich Corp.                                             300           5,520
--------------------------------------------------------------------------------
 Honeywell International, Inc.                              300           7,761
--------------------------------------------------------------------------------
 Mercury Computer Systems, Inc. 1                           300           9,369
--------------------------------------------------------------------------------
 United Technologies Corp.                                  400          24,988
                                                                        --------
                                                                         64,638

--------------------------------------------------------------------------------
 Air Freight & Couriers--0.2%
 FedEx Corp.                                                200          10,514
--------------------------------------------------------------------------------
 Building Products--0.2%
 NCI Building Systems, Inc. 1                               500           9,600
--------------------------------------------------------------------------------
 Commercial Services & Supplies--1.8%
 Allied Waste Industries, Inc. 1                            600           6,408
--------------------------------------------------------------------------------
 Apollo Group, Inc., Cl. A 1                                300          12,375
--------------------------------------------------------------------------------
 Automatic Data Processing, Inc.                            200           8,694
--------------------------------------------------------------------------------
 Cendant Corp. 1                                          1,700          21,386
--------------------------------------------------------------------------------
 Deluxe Corp.                                               200           8,680
--------------------------------------------------------------------------------
 Education Management Corp. 1                               100           3,864
--------------------------------------------------------------------------------
 First Data Corp.                                           300          10,392


             8 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

                                                                   Market Value
                                                          Shares     See Note 1
--------------------------------------------------------------------------------
Commercial Services & Supplies Continued
H&R Block, Inc.                                             500        $ 19,165
--------------------------------------------------------------------------------
MemberWorks, Inc. 1                                         500           9,525
--------------------------------------------------------------------------------
Republic Services, Inc. 1                                   400           8,600
--------------------------------------------------------------------------------
Right Management Consultants, Inc. 1                        150           1,837
--------------------------------------------------------------------------------
Sabre Holdings Corp. 1                                      100           2,176
                                                                        --------
                                                                        113,102

--------------------------------------------------------------------------------
Construction & Engineering--0.2%
Shaw Group, Inc. (The) 1                                    600          10,380
--------------------------------------------------------------------------------
Electrical Equipment--0.7%
Acuity Brands, Inc.                                         400           5,432
--------------------------------------------------------------------------------
Emerson Electric Co.                                        100           5,215
--------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                  700          20,727
--------------------------------------------------------------------------------
Genlyte Group, Inc. (The) 1                                 200           6,600
--------------------------------------------------------------------------------
Paxar Corp. 1                                               300           4,239
                                                                        --------
                                                                         42,213

--------------------------------------------------------------------------------
Industrial Conglomerates--2.0%
3M Co.                                                      100          12,985
--------------------------------------------------------------------------------
General Electric Co.                                      3,200          86,720
--------------------------------------------------------------------------------
Tyco International Ltd.                                   1,400          24,976
                                                                        --------
                                                                        124,681

--------------------------------------------------------------------------------
Machinery--0.4%
Cascade Corp.                                               100           1,400
--------------------------------------------------------------------------------
Harsco Corp.                                                200           6,182
--------------------------------------------------------------------------------
ITT Industries, Inc.                                        100           6,028
--------------------------------------------------------------------------------
Pentair, Inc.                                               100           3,576
--------------------------------------------------------------------------------
Timken Co.                                                  200           3,970
--------------------------------------------------------------------------------
Trinity Industries, Inc.                                    100           1,953
                                                                        --------
                                                                         23,109

--------------------------------------------------------------------------------
Road & Rail--0.4%
Burlington Northern Santa Fe Corp.                          300           7,599
--------------------------------------------------------------------------------
CSX Corp.                                                   100           2,765
--------------------------------------------------------------------------------
Union Pacific Corp.                                         300          17,370
                                                                        --------
                                                                         27,734
--------------------------------------------------------------------------------
Information Technology--10.8%
--------------------------------------------------------------------------------
Communications Equipment--2.1%
Cisco Systems, Inc. 1                                     4,600          68,632
--------------------------------------------------------------------------------
Inter-Tel, Inc.                                             100           2,511
--------------------------------------------------------------------------------
McData Corp., Cl. A 1                                       500           4,360
--------------------------------------------------------------------------------
Motorola, Inc.                                              500           5,690
--------------------------------------------------------------------------------
NetScreen Technologies, Inc. 1                              500           8,625
--------------------------------------------------------------------------------
QUALCOMM, Inc. 1                                            900          37,098
                                                                        --------
                                                                        126,916

                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
Computers & Peripherals--2.7%
Dell Computer Corp. 1                                      1,600       $ 45,760
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                        1,479         28,811
--------------------------------------------------------------------------------
Intergraph Corp. 1                                           200          3,620
--------------------------------------------------------------------------------
International Business Machines Corp.                        700         60,970
--------------------------------------------------------------------------------
Iomega Corp. 1                                               500          4,275
--------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                         400         26,456
                                                                        --------
                                                                        169,892

--------------------------------------------------------------------------------
Electronic Equipment & Instruments--0.0%
Intermagnetics General Corp. 1                               100          2,171
--------------------------------------------------------------------------------
Internet Software & Services--0.2%
WebEx Communications, Inc. 1                                 500          9,730
--------------------------------------------------------------------------------
IT Consulting & Services--0.1%
Acxiom Corp. 1                                               500          7,675
--------------------------------------------------------------------------------
Semiconductor Equipment & Products--2.1%
Altera Corp. 1                                               300          4,359
--------------------------------------------------------------------------------
Intel Corp.                                                2,500         52,200
--------------------------------------------------------------------------------
LSI Logic Corp. 1                                            500          4,145
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                              300         12,615
--------------------------------------------------------------------------------
QLogic Corp. 1                                               600         26,064
--------------------------------------------------------------------------------
RF Micro Devices, Inc. 1                                     600          7,314
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                    1,200         24,132
                                                                        --------
                                                                        130,829

--------------------------------------------------------------------------------
Software--3.6%
Cerner Corp. 1                                               200          6,582
--------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                       200          2,350
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                      200         13,572
--------------------------------------------------------------------------------
Fair, Isaac & Co., Inc.                                      500         21,900
--------------------------------------------------------------------------------
Microsoft Corp. 1                                          2,000        115,360
--------------------------------------------------------------------------------
Oracle Corp. 1                                               900         10,935
--------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A                               400         10,668
--------------------------------------------------------------------------------
Sybase, Inc. 1                                               500          6,660
--------------------------------------------------------------------------------
Symantec Corp. 1                                             600         26,238
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                        200          5,986
                                                                        --------
                                                                        220,251

--------------------------------------------------------------------------------
Materials--1.4%
--------------------------------------------------------------------------------
Chemicals--0.5%
Du Pont (E.I.) de Nemours & Co.                              300         13,386
--------------------------------------------------------------------------------
Engelhard Corp.                                              100          2,424
--------------------------------------------------------------------------------
Hercules, Inc. 1                                             900          8,478
--------------------------------------------------------------------------------
Monsanto Co.                                                  17            299
--------------------------------------------------------------------------------
PolyOne Corp.                                                500          3,900
--------------------------------------------------------------------------------
PPG Industries, Inc.                                         100          5,008
                                                                        --------
                                                                         33,495

             9 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                   Market Value
                                                           Shares   See Note 1
--------------------------------------------------------------------------------
 Construction Materials--0.1%
 Lafarge North America, Inc.                                  200      $  6,420
--------------------------------------------------------------------------------
 Containers & Packaging--0.2%
 Ball Corp.                                                   200         9,896
--------------------------------------------------------------------------------
 Owens-Illinois, Inc. 1                                       200         3,140
                                                                     -----------
                                                                         13,036

--------------------------------------------------------------------------------
 Metals & Mining--0.3%
 Steel Dynamics, Inc. 1                                       900        12,780
--------------------------------------------------------------------------------
 United States Steel Corp.                                    600         8,688
                                                                     -----------
                                                                         21,468

--------------------------------------------------------------------------------
 Paper & Forest Products--0.3%
 Georgia-Pacific Corp.                                        600        12,438
--------------------------------------------------------------------------------
 International Paper Co.                                      100         3,925
                                                                     -----------
                                                                         16,363
--------------------------------------------------------------------------------
 Telecommunication Services--3.2%
--------------------------------------------------------------------------------
 Diversified Telecommunication Services--2.5%
 Alltel Corp.                                                 100         5,508
--------------------------------------------------------------------------------
 BellSouth Corp.                                              900        25,020
--------------------------------------------------------------------------------
 CenturyTel, Inc.                                             200         6,176
--------------------------------------------------------------------------------
 SBC Communications, Inc.                                   1,500        42,750
--------------------------------------------------------------------------------
 Sprint Corp. (Fon Group)                                   2,000        29,160
--------------------------------------------------------------------------------
 Verizon Communications, Inc.                               1,100        46,068
                                                                     -----------
                                                                        154,682

--------------------------------------------------------------------------------
 Wireless Telecommunication Services--0.7%
 AT&T Corp.                                                   140         3,926
--------------------------------------------------------------------------------
 AT&T Wireless Services, Inc. 1                             2,486        18,769
--------------------------------------------------------------------------------
 Nextel Communications, Inc., Cl. A 1                       1,600        22,000
                                                                     -----------
                                                                         44,695

--------------------------------------------------------------------------------
 Utilities--1.5%
--------------------------------------------------------------------------------
 Electric Utilities--1.2%
 Alliant Energy Corp.                                         700        11,396
--------------------------------------------------------------------------------
 CenterPoint Energy, Inc.                                     500         3,825
--------------------------------------------------------------------------------
 Cleco Corp.                                                  100         1,358
--------------------------------------------------------------------------------
 Dominion Resources, Inc.                                     100         5,095
--------------------------------------------------------------------------------
 Duke Energy Corp.                                            400         7,896
--------------------------------------------------------------------------------
 Edison International 1                                     1,000        11,090
--------------------------------------------------------------------------------
 Exelon Corp.                                                 200        10,038
--------------------------------------------------------------------------------
 PG&E Corp. 1                                                 700         9,667
--------------------------------------------------------------------------------
 Public Service Enterprise Group, Inc.                        300         8,982
--------------------------------------------------------------------------------
 TXU Corp.                                                    200         3,084
                                                                     -----------
                                                                         72,431

                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Gas Utilities--0.3%
 Nicor, Inc.                                                  200    $    6,302
--------------------------------------------------------------------------------
 NiSource, Inc.                                               200         3,898
--------------------------------------------------------------------------------
 Sempra Energy                                                400         9,268
                                                                     -----------
                                                                         19,468
                                                                     -----------
 Total Common Stocks (Cost $4,476,250)                                4,166,206
                                                            Units
--------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.0%

 Liberty Media Corp., Cl. A Rts.,
 Exp. 12/2/02 1 (Cost $0)                                      28           129

                                                        Principal
                                                           Amount
--------------------------------------------------------------------------------
 U.s. Government Obligations--22.9%
 U.S. Treasury Bonds, 6.50%, 11/15/26                 $    50,000        58,600
--------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 3.50%, 11/15/06                                          175,000       178,534
 5%, 2/15/11                                               50,000        53,227
 5.25%, 5/15/04                                           185,000       194,337
 5.75%, 11/15/05                                          855,000       933,153
                                                                     -----------
 Total U.S. Government Obligations (Cost $1,360,970)                  1,417,851

--------------------------------------------------------------------------------
 Short-Term Notes--1.2%
 U.S. Treasury Bills, 1.66%, 12/19/02 2
 (Cost $74,938)                                            75,000        74,938

--------------------------------------------------------------------------------
 Joint Repurchase Agreements--8.7%
 Undivided interest of 0.12% in joint repurchase agreement
 (Market Value $453,323,000) with Banc One Capital Markets, Inc.,
 1.29%, dated 11/29/02, to be repurchased at $538,058 on 12/2/02, collateralized by U.S. Treasury Nts., 1.875%--7%, 3/31/03--8/15/11,
 with a value of $408,234,710 and U.S. Treasury Bonds, 6.25%
 --10.625%, 8/15/15--8/15/23, with a value of $55,304,803
 (Cost $538,000)                                          538,000       538,000

--------------------------------------------------------------------------------
 Total Investments, at Value
 (Cost $6,450,158)                                          100.0%    6,197,124
--------------------------------------------------------------------------------
 Other Assets Net of Liabilities                              0.0           233
                                                      --------------------------
 Net Assets                                                 100.0%   $6,197,357
                                                      ==========================


Footnotes to Statement of Investments
1. Non-income producing security.
2. Securities with an aggregate market value of $74,938 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.

            10 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES  November 30, 2002
--------------------------------------------------------------------------------

Assets
Investments, at value (cost $6,450,158)--see accompanying statement           $6,197,124
-----------------------------------------------------------------------------------------
Receivables and other assets:
Daily variation on futures contracts                                              14,728
Interest and dividends                                                            10,604
Shares of beneficial interest sold                                                 1,633
Other                                                                              1,024
                                                                              -----------
Total assets                                                                   6,225,113

-----------------------------------------------------------------------------------------
Liabilities
Bank overdraft                                                                    13,006
-----------------------------------------------------------------------------------------
Payables and other liabilities:
Legal, auditing and other professional fees                                        7,424
Shareholder reports                                                                5,305
Transfer and shareholder servicing agent fees                                        451
Distribution and service plan fees                                                   388
Trustees' compensation                                                               323
Other                                                                                859
                                                                              -----------
Total liabilities                                                                 27,756

-----------------------------------------------------------------------------------------
Net Assets                                                                    $6,197,357
                                                                              ===========

-----------------------------------------------------------------------------------------
Composition of Net Assets
Paid-in Capital                                                               $7,015,039
-----------------------------------------------------------------------------------------
Undistributed net investment income                                               47,740
-----------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                        (651,350)
-----------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                      (214,072)
                                                                              -----------
Net Assets                                                                    $6,197,357
                                                                              ===========


            11 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$4,898,145 and  572,702 shares of beneficial interest outstanding)
Maximum offering price per share (net asset value plus sales charge of             $8.55
5.75% of offering price)                                                           $9.07
-----------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$455,259 and 53,951 shares of beneficial interest outstanding)                     $8.44
-----------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $521,465 and 61,789 shares of beneficial interest outstanding)           $8.44
-----------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$321,631 and 37,765 shares of beneficial interest outstanding)                     $8.52
-----------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $857 and  100 shares of beneficial interest outstanding)             $8.57


See accompanying Notes to Financial Statements.


            12 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED NOVEMBER 30, 2002
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Investment Income
Interest                                                                                                       $  89,161
--------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $96)                                                               53,691
                                                                                                               -----------
Total investment income                                                                                          142,852

--------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                                                                   53,310
--------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                              281
Class B                                                                                                            2,536
Class C                                                                                                            4,667
Class N                                                                                                              731
--------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                            3,288
Class B                                                                                                              827
Class C                                                                                                            1,100
Class N                                                                                                              423
Class Y                                                                                                              866
--------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                               14,249
--------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                        6,878
--------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                             3,963
--------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                           23
--------------------------------------------------------------------------------------------------------------------------
Other                                                                                                              1,674
                                                                                                               -----------
Total expenses                                                                                                    94,816
Less voluntary reimbursement of expenses                                                                          (5,116)
Less voluntary waiver of transfer and shareholder servicing agent fees--Classes A, B, C and N                       (545)
Less voluntary waiver of transfer and shareholder servicing agent fees--Class Y                                     (863)
                                                                                                               -----------
Net expenses                                                                                                      88,292

--------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                                             54,560

--------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Loss
Net realized loss on:
Investments                                                                                                     (283,951)
Closing of futures contracts                                                                                    (134,425)
                                                                                                               -----------
Net realized loss                                                                                               (418,376)

--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                                                            (118,544)
                                                                                                               -----------
Net realized and unrealized loss                                                                                (536,920)

--------------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations                                                           $(482,360)
                                                                                                               ===========



See accompanying Notes to Financial Statements.


            13 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


Year Ended November 30,                                                                                       2002          2001 1
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                                   $   54,560    $     44,954
------------------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                                         (418,376)       (232,974)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                                                     (118,544)        (95,528)
                                                                                                        ----------------------------
Net decrease in net assets resulting from operations                                                      (482,360)       (283,548)

------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A                                                                                                    (49,625)             --
Class B                                                                                                       (947)             --
Class C                                                                                                     (3,716)             --
Class N                                                                                                       (358)             --
Class Y                                                                                                        (12)             --

------------------------------------------------------------------------------------------------------------------------------------

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                                    534,329       5,098,701
Class B                                                                                                    376,649          98,964
Class C                                                                                                    207,640         358,757
Class N                                                                                                    284,637          40,246
Class Y                                                                                                         --              --

------------------------------------------------------------------------------------------------------------------------------------
Net Assets
Total increase                                                                                             866,237       5,313,120
------------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                      5,331,120          18,000 2
                                                                                                        ----------------------------
End of period [including undistributed net investment income of $47,740 and $47,838, respectively]      $6,197,357      $5,331,120

1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Reflects the value of the Manager's initial seed money investment at December 22, 2000.


See accompanying Notes to Financial Statements.


            14 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Class A               Class B               Class C
                                                              Year Ended            Year Ended            Year Ended
                                                                Nov. 30,              Nov. 30,              Nov. 30,
                                                         2002     2001 1       2002     2001 1       2002     2001 1
----------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                   $ 9.44     $10.00     $ 9.37     $10.00     $ 9.38     $10.00
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .09        .09        .07        .01        .05        .01
Net realized and unrealized loss                         (.88)      (.65)      (.92)      (.64)      (.90)      (.63)
                                                       ---------------------------------------------------------------
Total from investment operations                         (.79)      (.56)      (.85)      (.63)      (.85)      (.62)
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.10)        --       (.08)        --       (.09)        --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $ 8.55     $ 9.44     $ 8.44     $ 9.37     $ 8.44     $ 9.38
                                                       ===============================================================

----------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                      (8.49)%    (5.60)%    (9.11)%    (6.30)%    (9.12)%    (6.20)%

----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)               $4,898     $4,829     $  455     $  100     $  521     $  363
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $4,744     $4,739     $  255     $   32     $  467     $   68
----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets: 3
Net investment income                                    1.08%      1.19%      0.28%      0.50%      0.29%      0.46%
Expenses                                                 1.51%      1.53%      2.75%      2.44%      2.67%      2.43%
Expenses, net of voluntary reimbursement of expenses
and/or voluntary waiver of transfer agent fees           1.41%      1.51%      2.64%      2.17%      2.56%      2.04%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    73%        32%        73%        32%        73%        32%

1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

            15 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                    Class N               Class Y
                                                                 Year Ended            Year Ended
                                                                   Nov. 30,              Nov. 30,
                                                            2002     2001 1       2002     2001 2
---------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                      $ 9.41     $ 9.75     $ 9.46     $10.00
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .07        .04        .11        .11
Net realized and unrealized loss                            (.87)      (.38)      (.88)      (.65)
Total from investment operations                            (.80)      (.34)      (.77)      (.54)
---------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.09)        --       (.12)        --
---------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 8.52     $ 9.41     $ 8.57     $ 9.46
                                                          =========================================

---------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 3                         (8.60)%    (3.49)%    (8.27)%    (5.40)%

---------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)                  $  322     $   38     $    1     $    1
---------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $  147     $   24     $    1     $    1
---------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       0.76%      0.84%      1.24%      1.39%
Expenses                                                    2.22%      1.94%     88.03%    501.51%
Expenses, net of voluntary reimbursement of expenses
and/or voluntary waiver of transfer agent fees              2.12%      1.79%      1.54%      1.28%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       73%        32%        73%        32%


1. For the period from March 1, 2001 (inception of offering) to November 30, 2001.
2. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

            16 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Select Managers QM Active Balanced Fund (the Fund), a series of Oppenheimer Select Managers, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek income and long-term growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with The Prudential Investment Corp. (the Sub-Advisor).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.
     During the fiscal year ended November 30, 2002, the Fund did not utilize any capital loss carryforward.


            17 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Continued

As of November 30, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

EXPIRING
----------------------
2009          $197,620
2010           412,104
              --------
Total         $609,724
              ========

As of November 30, 2002, the Fund had approximately $3,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the year ended November 30, 2002 and the period ended November 30, 2001 was as follows:

                                                Year Ended          Period Ended
                                         November 30, 2002     November 30, 2001
             -------------------------------------------------------------------
             Distributions paid from:
             Ordinary income                      $ 54,658                   $--
             Long-term capital gain                     --                    --
             Return of capital                          --                    --
                                                  ------------------------------
             Total                                $ 54,658                   $--
                                                  ==============================

As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

             Undistributed net investment income  $  47,740
             Accumulated net realized loss         (651,350)
             Net unrealized depreciation           (214,072)
                                                  ---------
             Total                                $(817,682)
                                                  =========

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial state-ments and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

            18 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                         Year Ended November 30, 2002      Period Ended November 30, 2001 1
                                                             Shares            Amount              Shares            Amount
 ------------------------------------------------------------------------------------------------------------------------------
 Class A
 Sold                                                        86,940         $ 763,888             518,964       $ 5,179,848
 Dividends and/or distributions reinvested                       88               829                  --                --
 Redeemed                                                   (26,054)         (230,388)             (8,736)          (81,147)
                                                            -------------------------------------------------------------------
 Net increase                                                60,974         $ 534,329             510,228       $ 5,098,701
                                                            ===================================================================

 ------------------------------------------------------------------------------------------------------------------------------
 Class B
 Sold                                                        54,765         $ 476,135              12,037       $   112,429
 Dividends and/or distributions reinvested                      100               938                  --                --
 Redeemed                                                   (11,601)         (100,424)             (1,450)          (13,465)
                                                            -------------------------------------------------------------------
 Net increase                                                43,264         $ 376,649              10,587       $    98,964
                                                            ===================================================================

 ------------------------------------------------------------------------------------------------------------------------------
 Class C
 Sold                                                        34,916         $ 305,372              38,622       $   359,346
 Dividends and/or distributions reinvested                      398             3,706                  --                --
 Redeemed                                                   (12,182)         (101,438)                (65)             (589)
                                                            -------------------------------------------------------------------
 Net increase                                                23,132         $ 207,640              38,557       $   358,757
                                                            ===================================================================

 ------------------------------------------------------------------------------------------------------------------------------
 Class N
 Sold                                                        34,605         $ 291,806               9,462       $    93,952
 Dividends and/or distributions reinvested                       37               348                  --                --
 Redeemed                                                      (920)           (7,517)             (5,419)          (53,706)
                                                            -------------------------------------------------------------------
 Net increase                                                33,722         $ 284,637               4,043       $    40,246
                                                            ===================================================================

 ------------------------------------------------------------------------------------------------------------------------------
 Class Y
 Sold                                                            --         $      --                  --       $        --
 Dividends and/or distributions reinvested                       --                --                  --                --
 Redeemed                                                        --                --                  --                --
                                                            -------------------------------------------------------------------
 Net increase (decrease)                                         --         $      --                  --       $        --
                                                            ===================================================================

1. For the period from February 16, 2001 (inception of offering) to November 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to November 30, 2001, for Class N shares.

            19 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended November 30, 2002, were $4,821,683 and $3,663,873, respectively.

As of November 30, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $6,450,158 was composed of:


Gross unrealized appreciation       $  285,895
Gross unrealized depreciation         (538,929)
                                    ----------
Net unrealized depreciation         $ (253,034)
                                    ==========

The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.
--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.95% of the first $300 million of average annual net assets of the Fund and 0.90% of average annual net assets in excess of $300 million. The Manager has voluntarily undertaken to assume certain Fund expenses. The Manager reserves the right to amend or terminate that expense assumption at any time.
--------------------------------------------------------------------------------
Sub-Advisor Fees. The Manager has retained The Prudential Investment Corp. as the Sub-Advisor to provide the day-to-day portfolio management of the Fund. For the year ended November 30, 2002, the Manager paid $24,903 to the Sub-Advisor.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
     Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% for all classes. Effective November 1, 2002, Class Y shares were changed from 0.25% to 0.35%. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan (12B-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.


            20 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                  Aggregate          Class A       Concessions       Concessions      Concessions       Concessions
                                  Front-End        Front-End        on Class A        on Class B       on Class C        on Class N
                              Sales Charges    Sales Charges            Shares            Shares           Shares            Shares
                                 on Class A      Retained by       Advanced by       Advanced by      Advanced by       Advanced by
 Year Ended                          Shares      Distributor     Distributor 1     Distributor 1    Distributor 1     Distributor 1
-----------------------------------------------------------------------------------------------------------------------------------
 November 30, 2002                   $6,890           $1,094              $121           $14,392           $3,011            $2,750

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                            Class A                   Class B                   Class C                    Class N
                                Contingent Deferred       Contingent Deferred       Contingent Deferred        Contingent Deferred
                                      Sales Charges             Sales Charges             Sales Charges              Sales Charges
                                        Retained by               Retained by               Retained by                Retained by
 Year Ended                             Distributor               Distributor               Distributor                Distributor
-----------------------------------------------------------------------------------------------------------------------------------
 November 30, 2002                              $--                    $2,303                      $168                        $27
-----------------------------------------------------------------------------------------------------------------------------------

 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended November 30, 2002, payments under the Class A Plan totaled $281, all of which were paid by the Distributor to recipients, and included $60 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended November 30, 2002, were as follows:

                                                                                                           Distributor's Aggregate
                                                                                 Distributor's Aggregate              Unreimbursed
                                      Total Payments           Amount Retained     Unreimbursed Expenses          Expenses as % of
                                          Under Plan            by Distributor                Under Plan       Net Assets of Class
-----------------------------------------------------------------------------------------------------------------------------------
 Class B Plan                                 $2,536                    $2,334                   $40,973                      9.00%
 Class C Plan                                  4,667                     3,858                    26,366                      5.06
 Class N Plan                                    731                       561                    14,271                      4.44

--------------------------------------------------------------------------------
 5. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.


            21 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Continued

    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as closing and expiration of futures contracts.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of November 30, 2002 had outstanding futures contracts as follows:

                                          Expiration                 Number of           Valuation as of            Unrealized
 Contract Description                           Date                 Contracts         November 30, 2002          Appreciation
------------------------------------------------------------------------------------------------------------------------------
 Contracts to Purchase
 Standard & Poor's 500 E-Mini               12/20/02                        12                  $561,600               $38,963

--------------------------------------------------------------------------------
 6. Borrowing and Lending Arrangements
 Bank Borrowings. Until November 12, 2002, the Fund had the ability to borrow from a bank for temporary or emergency purposes provided asset coverage for borrowings exceeded 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit with a bank. Under that unsecured line of credit, interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Under that credit facility, the Fund paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
--------------------------------------------------------------------------------
 Interfund Borrowing and Lending Arrangements. Effective November 12, 2002, the following interfund borrowing and lending arrangements went into effect. Consistent with its fundamental policies and pursuant to an exemptive order issued by the Securities and Exchange Commission ("SEC"), the Fund may engage in borrowing and lending activities with other funds in the OppenheimerFunds complex. Borrowing money from affiliated funds may afford the Fund the flexibility to use the most cost-effective alternative to satisfy its borrowing requirements. Lending money to an affiliated fund may allow the Fund to obtain a higher rate of return than it could from interest rates on alternative short-term investments. Implementation of interfund lending will be accomplished consistent with applicable regulatory requirements, including the provisions of the SEC order. There is a risk that a borrowing fund could have a loan called on one day's notice. In that circumstance, the Fund might have to borrow from a bank at a higher interest cost if money to lend were not available from another Oppenheimer fund. When the Fund lends assets to another affiliated fund, the Fund is subject to the risk that the borrowing fund fails to repay the loan.
    The Fund had no borrowing or lending arrangements outstanding during the year ended or at November 30, 2002.


            22 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Select Managers QM Active Balanced Fund, which is a series of Oppenheimer Select Managers, including the statement of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Select Managers QM Active Balanced Fund as of November 30, 2002, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP

Denver, Colorado
December 20, 2002


            23 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

FEDERAL INCOME TAX INFORMATION  Unaudited

--------------------------------------------------------------------------------
In early 2003, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2002. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     Dividends paid by the Fund during the fiscal year ended November 30, 2002 which are not designated as capital gain distributions should be multiplied by 92.57% to arrive at the amount eligible for the corporate dividend-received deduction.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


            24 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held    Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held by Trustee;
with Fund, Length of      Number of Portfolios in Fund Complex Currently Overseen by Trustee
Service, Age

INDEPENDENT               The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each
TRUSTEES                  Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

James C. Swain, Chairman  Formerly, Chief Executive Officer (until August 27, 2002) of the Board II Funds, Vice Chairman and Trustee (since 2001)  (until January 2, 2002) of OppenheimerFunds, Inc. (the Manager) and President and a director (until 1997)
Age: 69                   Centennial Asset Management Corporation (a wholly-owned investment advisory subsidiary of the Manager).
                          of Oversees 41 port-folios in the OppenheimerFunds complex.

William L. Armstrong,     Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company (since
Trustee (since 2001)      1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company (since 1993),
Age: 65                   Transland Financial Services, Inc. (since 1997); Chairman of the following private companies: Great
                          Frontier Insurance (insurance agency) (since 1995) and Ambassador Media Corporation (since 1984); a director of the following public companies: Storage Technology Corporation (computer equipment company)
                          (since 1991), Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992),
                          UNUMProvident (insurance company) (since 1991). Formerly Director of International Family Entertainment
                          (television channel) (1992-1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and
                          Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January 1991).
                          Oversees 41 portfolios in the OppenheimerFunds complex.

Robert G. Avis,           Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity
Trustee (since 2001)      funds) (until February 2001); Chairman, President and Chief Executive Officer of A.G. Edwards Capital,
Age: 71                   Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G.
                          Edwards & Sons, Inc. (its brokerage company subsidiary) (until March 1999); Chairman of A.G. Edwards
                          Trust Company and A.G.E. Asset Management (investment advisor) (until March 1999); and a Director (until
                          March 2000) of A.G. Edwards & Sons and A.G. Edwards Trust Company. Oversees 41 portfolios in the
                          OppenheimerFunds complex.

George C. Bowen,          Formerly (until April 1999): Senior Vice President (from September 1987) and Treasurer (from March
Trustee (since 2001)      1985) of the Manager; Vice President (from June 1983) and Treasurer (since March 1985) of OppenheimerFunds
Age: 66                   Distributor, Inc. (a subsidiary of the Manager); Senior Vice President (since February 1992), Treasurer
                          (since July 1991) Assistant Secretary and a director (since December 1991) of Centennial Asset
                          Management Corporation; Vice President (since October 1989) and Treasurer (since April 1986) of
                          HarbourView Asset Management Corporation (an investment advisory subsidiary of the Manager); President,
                          Treasurer and a director (June 1989-January 1990) of Centennial Capital Corporation (an investment advisory subsidiary of the Manager); Vice President and Treasurer (since August 1978) and Secretary
                          (since April 1981) of Shareholder Services, Inc. (a transfer agent subsidiary of the Manager); Vice
                          President, Treasurer and Secretary (since November 1989) of Shareholder Financial Services, Inc. (a
                          transfer agent subsidiary of the Manager); Assistant Treasurer (since March 1998) of Oppenheimer
                          Acquisition Corp. (the Manager's parent corporation); Treasurer (since November 1989) of Oppenheimer
                          Partnership Holdings, Inc. (a holding company subsidiary of the Manager); Vice President and Treasurer
                          (since July 1996) of Oppenheimer Real Asset Management, Inc. (an investment advisory subsidiary of the
                          Manager); Chief Executive Officer and director (since March 1996) of MultiSource Services, Inc. (a broker-dealer subsidiary of the Manager); Treasurer (since October 1997) of OppenheimerFunds
                          International Ltd. and Oppenheimer Millennium Funds plc (offshore fund management subsidiaries of the
                          Manager). Oversees 41 portfolios in the OppenheimerFunds complex.

Edward L. Cameron,        A member of The Life Guard of Mount Vernon, (George Washington's home) (since 2000). Formerly (March
Trustee (since 2001)      2001 - May 2002) Director of Genetic ID, Inc. and its subsidiaries (a privately held biotech
Age: 64                   company); a partner with PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman
                          (from 1994-1998), Price Waterhouse LLP Global Investment Management Industry Services Group. Oversees 41
                          portfolios in the OppenheimerFunds complex.

Jon S. Fossel,            Chairman and Director (since 1998) of Rocky Mountain Elk Foundation (a not-for-profit foundation);
Trustee (since 2001)      and a director (since October 1999) of P.R. Pharmaceuticals (a privately held company) and UNUMProvident
Age: 60                   (an insurance company) (since June 1, 2002). Formerly Chairman and a director (until October 1996) and
                          President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive
                          Officer and a


            25 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

TRUSTEES AND OFFICERS Continued
--------------------------------------------------------------------------------

Jon S. Fossel,                 director of Oppenheimer Acquisition Corp., Shareholders Services Inc. and Shareholder Financials
Continued                      Services, Inc.(until October 1995). Oversees 41 portfolios in the OppenheimerFunds complex.

Sam Freedman,                  A trustee or director of other Oppenheimer funds. Formerly (until October 1994) Mr. Freedman held
Trustee (since 2001)           several positions in subsidiary or affiliated companies of the Manager. Oversees 41 portfolios in
Age: 62                        the OppenheimerFunds complex.

Beverly L. Hamilton,           Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund (open-end
Trustee (since 2002)           investment companies); Director of MML Services (since April 1987) and America Funds Emerging
Age: 56                        Markets Growth Fund (since October 1991) (both are investment companies), The California Endowment
                               (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula,
                               (since February 2002); a trustee (since February 2000) of Monterey International Studies (an educational organization), and an advisor to Unilever (Holland)'s pension fund and to Credit Suisse
                               First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of Michigan and Hartford Hospital.
                               Formerly, President (February 1991-April 2000) ARCO Investment Management Company. Oversees 40
                               portfolios in the OppenheimerFunds complex.

Robert J. Malone,              Director (since 2001) of Jones Knowledge, Inc. (a privately held company), U.S. Exploration, Inc.,
Trustee (since 2002)           (since 1997), Colorado UpLIFT (a non-profit organization) (since 1986) and a trustee of the
Age: 58                        Gallagher Family Foundation (since 2000). Formerly, Chairman of U.S. Bank (a subsidiary of U.S.
                               Bancorp and formerly Colorado National Bank,) (July 1996-April 1, 1999) and a director of
                               Commercial Assets, Inc. (1993-2000). Oversees 40 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr.,      Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund (open-end
Trustee (since 2001)           investment companies); Trustee and Chairman (since May 1987) of the investment committee for the
Age: 60                        Worcester Polytech Institute; President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable organization); Trustee (since 1995) of the Springfield Library and Museum Association; Trustee (since 1996) of the Community Music School of Springfield; Member
                               of the investment committee of the Community Foundation of Western Massachusetts (since 1998).
                               Formerly, Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS Bank);
                               President, Chief Executive Officer and Director (May 1993-December 1998) of SIS Bankcorp, Inc. and
                               SIS Bank (formerly Springfield Institution for Savings) and Executive Vice President (January
                               1999-July 1999) of Peoples Heritage Financial Group, Inc. Oversees 41 portfolios in the
                               OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE             The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY 10018. Mr. Murphy
AND OFFICER                    serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,                Chairman, Chief Executive Officer and director (since June 2001) and President (since September
President and Trustee          2000) of the Manager; President and a director or trustee of other Oppenheimer funds; President
(since 2001)                   and a director (since July 2001) of Oppenheimer Acquisition Corp. and of Oppenheimer Partnership
Age: 53                        Holdings, Inc.; a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman
                               and a director (since July 2001) of Shareholder Services, Inc. and of Shareholder Financial
                               Services, Inc.; President and a director (since July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI Institutional Asset Management, Inc. and
                               Centennial Asset Management Corporation (since November 2001), HarbourView Asset Management
                               Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 1, 2001)
                               and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.; a director (since
                               November 2001) of Trinity Investment Management Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager); Executive Vice President (since February 1997) of
                               Massachusetts Mutual Life Insurance Company (the Manager's parent company); a director (since June
                               1995) of DLB Acquisition Corporation (a holding company that owns the shares of David L. Babson &
                               Company, Inc.); formerly, Chief Operating Officer (September 2000-June 2001) of the Manager;
                               President and trustee (November 1999-November 2001) of MML Series Investment Fund and MassMutual
                               Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of
                               C.M. Life Insurance Company; President, Chief Executive Officer and director (September 1999-August
                               2000) of MML Bay State Life Insurance Company; a director (June 1989-June 1998) of Emerald Isle
                               Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 69 portfolios in the OppenheimerFunds complex.



            26 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

--------------------------------------------------------------------------------------------------------------------------------
OFFICERS                         The address of the Officers in the chart below is as follows: for Mr. Zack, 498 Seventh Avenue,
                                 New York, NY 10018, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer
                                 serves for an annual term or until his or her earlier resignation, death or removal.

Brian W. Wixted,                 Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March
Treasurer, Principal Financial   1999) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real
and Accounting Officer           Asset Management Corporation, Shareholder Financial Services, Inc., Oppenheimer Partnership
(since 2001)                     Holdings, Inc., OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International
Age: 43                          Ltd. and Oppenheimer Millennium Funds plc (since May 2000) and OFI Institutional Asset
                                 Management, Inc. (since November 2000);
                                 Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of Oppenheimer
                                 Acquisition Corp. and OppenheimerFunds Legacy Program (since April 2000); formerly Principal and
                                 Chief Operating Officer (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services
                                 Division. An officer of 85 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                  Senior Vice President (since May 1985) and General Counsel (since February 2002) of the Manager;
Vice President and Secretary     General Counsel and a director (since November 2001) of OppenheimerFunds Distributor, Inc.;
(since 2001)                     Senior Vice President and General Counsel (since November 2001) of HarbourView Asset Management
Age: 54                          Corporation; Vice President and a director (since November 2000) of Oppenheimer Partnership
                                 Holdings, Inc.; Senior Vice President,
                                 General Counsel and a director (since November 2001) of Shareholder Services, Inc., Shareholder
                                 Financial Services, Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                                 Institutional Asset Management, Inc.; General Counsel (since November 2001) of Centennial Asset
                                 Management Corporation; a director (since November 2001) of Oppenheimer Real Asset Management,
                                 Inc.; Assistant Secretary and a director (since November 2001) of OppenheimerFunds International
                                 Ltd.; Vice President (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                 November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel (November
                                 2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the Manager;
                                 Assistant Secretary of Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial
                                 Services, Inc. (November 1989-November 2001); OppenheimerFunds International Ltd. And Oppenheimer
                                 Millennium Funds plc (October 1997-November 2001). An officer of 85 portfolios in the
                                 OppenheimerFunds complex.

The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.

            27 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

OPPENHEIMER SELECT MANAGERS
QM ACTIVE BALANCED FUND

A Series of Oppenheimer Select Managers
--------------------------------------------------------------------------------


Investment Advisor           OppenheimerFunds, Inc.

--------------------------------------------------------------------------------

Sub-Advisor                  The Prudential Investment Corp.

--------------------------------------------------------------------------------

Distributor                  OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------

Transfer and Shareholder     OppenheimerFunds Services
Servicing Agent

--------------------------------------------------------------------------------

Independent Auditors         Deloitte & Touche LLP

--------------------------------------------------------------------------------

Legal Counsel                Myer, Swanson, Adams & Wolf, P.C.
to the Fund

--------------------------------------------------------------------------------

Legal Counsel                Mayer Brown Rowe & Maw
to the Independent
Trustees

                             For more complete information about Oppenheimer Select Managers QM Active Balanced Fund, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the OppenheimerFunds website at www.oppenheimerfunds.com.

                             Oppenheimer funds are distributed by
                             OppenheimerFunds Distributor, Inc., 498 Seventh Avenue, New York, NY 10018


                             (C)Copyright 2002. OppenheimerFunds, Inc. All right reserved.

            28 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

OPPENHEIMERFUNDS FAMILY
--------------------------------------------------------------------------------

 Global Equity             Developing Markets Fund                     Global Fund
                           International Small Company Fund            Quest Global Value Fund
                           Europe Fund                                 Global Growth & Income Fund
                           International Growth Fund
------------------------------------------------------------------------------------------------------------
 Equity                    Stock                                       Stock & Bond
                           Emerging Technologies Fund                  Quest Opportunity Value Fund
                           Emerging Growth Fund                        Total Return Fund
                           Enterprise Fund                             Quest Balanced Value Fund
                           Discovery Fund                              Capital Income Fund
                           Main Street(R)Small Cap Fund                Multiple Strategies Fund
                           Small Cap Value Fund                        Disciplined Allocation Fund
                           MidCap Fund                                 Convertible Securities Fund
                           Main Street(R)Opportunity Fund              Specialty
                           Growth Fund                                 Real Asset Fund(R)
                           Capital Appreciation Fund                   Gold & Special Minerals Fund
                           Main Street(R)Growth & Income Fund          Tremont Market Neutral Fund, LLC 1
                           Value Fund                                  Tremont Opportunity Fund, LLC 1
                           Quest Capital Value Fund
                           Quest Value Fund
                           Trinity Large Cap Growth Fund
                           Trinity Core Fund
                           Trinity Value Fund
------------------------------------------------------------------------------------------------------------
 Income                    Taxable                                     Rochester Division
                           International Bond Fund                     California Municipal Fund 3
                           High Yield Fund                             New Jersey Municipal Fund 3
                           Champion Income Fund                        New York Municipal Fund 3
                           Strategic Income Fund                       Municipal Bond Fund
                           Bond Fund                                   Limited Term Municipal Fund 4
                           Senior Floating Rate Fund                   Rochester National Municipals
                           U.S. Government Trust                       Rochester Fund Municipals
                           Limited-Term Government Fund                Limited Term New York Municipal Fund
                           Capital Preservation Fund 2                 Pennsylvania Municipal Fund 3
------------------------------------------------------------------------------------------------------------
 Select Managers           Stock                                       Stock & Bond
                           Mercury Advisors Focus Growth Fund          QM Active Balanced Fund 2
                           Gartmore Millennium Growth Fund II
                           Jennison Growth Fund
                           Salomon Brothers All Cap Fund 5
                           Mercury Advisors S&P 500(R)Index Fund 2
------------------------------------------------------------------------------------------------------------
 Money Market 6            Money Market Fund                           Cash Reserves


1. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
2. Available only through qualified retirement plans.
3. Available to investors only in certain states.
4. The Fund's name was changed from "Oppenheimer Intermediate Municipal Fund" on September 30, 2002.
5. The Fund's name was changed from "Oppenheimer Select Managers Salomon Brothers Capital Fund" on May 1, 2002.
6. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

            29 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

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--------------------------------------------------------------------------------
Ticker Symbols
Class A: OABFX  Class B: OABBX  Class C: OABCX  Class N: OABNX  Class Y: OABYX


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RA0515.001.1102  January 29, 2003